Summary of Significant Accounting Policies - Inventory (Detail) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Raw materials	$ 290,000	$ 106,000
Work-in-process	267,000	399,000
Finished goods	96,000	46,000
Total inventory	$ 653,000	$ 551,008	$ 109,336